Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
17.	Commitments and contingent liabilities

In the ordinary course of business, the nature of the Company's business subjects it to claims, lawsuits, regulatory examinations and other proceedings. The Company is subject to several of these matters at the present time. Given the inherent difficulty of predicting the outcome of the litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, or where cases or proceedings are in the early stages, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. There can be no assurance that these matters will not have a material adverse effect on the Company's results of operations in any future period and a material judgment could have a material adverse impact on the Company's financial condition and results of operations. However, it is the opinion of management, after consultation with legal counsel that, based on information currently available, the ultimate outcome of these matters will not have a material adverse impact on the business, financial condition or operating results of the Company although they might be material to the operating results for any particular period, depending, in part, upon operating results for that period.

The Company leases office space under noncancelable operating leases. Certain office leases contain fixed dollar-based escalation clauses. Rental expense from continuing operations under the office leases was $18.8 million, $18.4 million and $13.5 million in 2011, 2010 and 2009, respectively, and is included in Occupancy and equipment rentals on the Consolidated Statements of Operations. The Company has sublet a portion of its excess office space to third parties.

The Company leases certain computer and other equipment under noncancelable operating leases and has entered into guaranteed employment contracts with certain of its employees. As of December 31, 2011, future minimum rental commitments under all noncancelable office, computer and equipment leases ("Gross Lease Obligations"), Sublease Income and guaranteed employment contracts longer than one year ("Other Obligations") were as follows (in millions):

Lease & Contract Obligations

	Gross Lease Obligations	Sublease Income	Net Lease Obligations	Other Obligations
Year ending December 31, 2012	24.2	1.5	22.7	12.2
Year ending December 31, 2013	22.3	1.6	20.8	—
Year ending December 31, 2014	21.1	1.4	19.7	—
Year ending December 31, 2015	20.3	1.3	19.0	—
Year ending December 31, 2016	19.9	1.3	18.5	—
Thereafter through August 31, 2023	97.1	1.6	95.5	—

	$204.9	$8.7	$196.2	$12.2

During the normal course of business, the Company collateralizes certain leases or other contractual obligations through letters of credit or segregated funds held in escrow accounts. As of December 31, 2011, the Company has provided a letter of credit for $1.0 million, collateralized by U.S. Treasury Bills, as a guarantee for one of the Company's lease obligations. In the ordinary course of business, Knight Capital Group, Inc. also has provided, and may provide in the future, unsecured guarantees with respect to the payment obligations of certain of its subsidiaries under trading, repurchase, financing and stock loan arrangements, as well as under certain leases.

As of December 31, 2011, the Company had unfunded HECM related loan commitments of $185.7 million, which can be drawn down at the discretion of the borrowers.

During the normal course of business, the Company may enter into futures contracts. These financial instruments are subject to varying degrees of risks whereby the fair value of the securities underlying the financial instruments, may be in excess of, or less than, the contract amount. The Company is obligated to post collateral against certain futures contracts.

The following tables summarize the Company's futures contract activity (in millions):

Futures Contracts	Statements of Financial Condition Location	Fair Value of asset or (liability) as of December 31,
		2011	2010
Notional Value	Not Applicable	$(20.8)	$(64.6)

Fair Value	Receivable from brokers, dealers and clearing organizations	$0.9	$(0.3)

Futures Contracts	Statements of Operations Location	Loss Recognized for the year ended December 31,
		2011	2010	2009
Unrealized loss	Net trading revenue	$(75.8)	$(63.1)	$(48.9)